ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current portion:
Customer advances*	411,467	434,252	61,163
Salary and welfare payable	671,124	698,783	98,422
Purchase of property and equipment	120,530	458,978	64,646
Accrued expenses	188,533	124,943	17,598
Other tax and surcharges payable	110,242	117,323	16,525
Deferred government grants**	17,257	3,867	545
Purchase consideration payable***	1,208,985	529,648	74,599
Payables for acquisition of non-controlling interests (Note 4)	—	352,483	49,646
Finance lease liabilities	—	36,262	5,107
Individual income tax payable**** (Note 7)	3,742	7,999	1,127
Others*****	98,946	73,547	10,358
	2,830,826	2,838,085	399,736
Non-current portion:
Deferred government grants**	104,156	87,181	12,279
Purchase consideration payable***	—	149,084	20,998
Finance lease liabilities	180,815	318,306	44,832
Unrecognized tax benefit	40,539	43,590	6,140
Others*****	45,021	36,642	5,161
	370,531	634,803	89,410
*

The amount represents contract liabilities for the rendering of services. The increase in customer advances as of December 31, 2023 is a result of the increase in consideration received from the Group’s customers.

**	The amount primarily represents government subsidies for the constructions of a data center in mainland China.
***

As of August 25, 2023, the Company has entered into supplementary agreements (the “Supplementary Agreements”) with the founder shareholders and certain non-founder selling shareholders, to adjust the settlement timing and method of the remaining outstanding purchase consideration. Balance as of December 31, 2023 underlying and in accordance with these Supplementary Agreements will be settled by cash by August 31, 2025.

****	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
*****

In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2022 and 2023, RMB10,762 and RMB10,945 (US$1,542) were included in the current portion, and RMB14,350 and RMB3,648 (US$514) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.